EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2026
Schedule of acquisition, exploration and evaluation costs
	Avino, Mexico	La Preciosa, Mexico	Total
Balance, December 31, 2024	$15,992	$36,898	$52,890
Drilling and exploration	70	310	380
Assessments and taxes	185	12	197
Transfer to other assets	-	(2,215)	(2,215)
Transfer to mining properties (Note 10)	-	(35,005)	(35,005)
Disposition of Ana Maria and El Laberinto claims	(556)	-	(556)
Effect of movements in exchange rates	8	-	8
Balance, December 31, 2025	$15,699	$-	$15,699
Drilling and exploration	-	-	-
Assessments and taxes	108	-	108
Effect of movements in exchange rates	(58)	-	(58)
Balance, March 31, 2026	$15,749	$-	$15,749